Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (14.1%)

	Airlines (0.2%)

6,472	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$6,499

72,500	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	71,967

260,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	290,246

208,001	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	230,610

216,000	JetBlue Pass Through Trust Series 2020-1, Class Bµ 7.750%, 05/15/30	245,817

135,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.*^ 8.000%, 09/20/25	153,353

107,882	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	110,615

230,177	United Airlines Pass Through Trust Series 2014-2, Class Bµ 4.625%, 03/03/24	232,074

134,794	United Airlines Pass Through Trust Series 2019-2, Class Bµ 3.500%, 11/01/29	127,492

		1,468,673

	Communication Services (1.8%)

235,000	Altice France, SA* 7.375%, 05/01/26	246,473

405,000	Arrow Bidco, LLC* 9.500%, 03/15/24	356,922

265,000	Ashtead Capital, Inc.*^ 4.000%, 05/01/28	282,238

169,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	170,054

165,000	Brink’s Company* 5.500%, 07/15/25	176,004

89,000	Cable One, Inc.*^ 4.000%, 11/15/30	91,370

310,000	CenturyLink, Inc.*^ 4.000%, 02/15/27	321,073

140,000	Consolidated Communications, Inc.*^ 6.500%, 10/01/28	152,439

	CSC Holdings, LLC*

460,000	5.500%, 05/15/26µ	477,517

410,000	5.500%, 04/15/27^	433,067

300,000	5.750%, 01/15/30	322,410

595,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	604,883

	Diamond Sports Group, LLC / Diamond Sports Finance Company*^

180,000	6.625%, 08/15/27	114,669

151,000	5.375%, 08/15/26	122,230

PRINCIPAL AMOUNT		VALUE

855,000	Embarq Corp.µ^ 7.995%, 06/01/36	$1,049,025

	Entercom Media Corp.*

234,000	7.250%, 11/01/24^	238,703

155,000	6.500%, 05/01/27	159,106

	Frontier Communications Corp.

389,000	7.625%, 04/15/24@	201,572

385,000	11.000%, 09/15/25@	204,905

80,000	5.875%, 10/15/27*^	85,800

69,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 5.250%, 12/01/27	72,845

80,000	Hughes Satellite Systems Corp.^ 5.250%, 08/01/26	88,814

	Intelsat Jackson Holdings, SA@

280,000	9.750%, 07/15/25*	206,612

241,000	8.000%, 02/15/24*	247,172

130,000	5.500%, 08/01/23	91,031

200,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	215,322

110,000	Ligado Networks, LLC* 15.500%, 11/01/23	111,221

200,000	Netflix, Inc.*^ 4.875%, 06/15/30	243,234

	Scripps Escrow II, Inc.*

111,000	3.875%, 01/15/29µ	111,295

56,000	5.375%, 01/15/31	56,660

312,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	325,556

111,000	Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc.*^ 4.625%, 11/01/26	115,618

345,000	Sirius XM Radio, Inc.*^ 4.625%, 07/15/24	356,951

200,000	Sprint Capital Corp. 6.875%, 11/15/28	257,242

830,000	Sprint Corp. 7.125%, 06/15/24	968,685

215,000	Telecom Italia Capital, SA^ 6.000%, 09/30/34	257,938

223,000	Telesat Canada / Telesat, LLC*µ 4.875%, 06/01/27	231,617

305,000	United States Cellular Corp.^ 6.700%, 12/15/33	395,100

115,000	Windstream Services, LLC / Windstream Finance Corp.@ 7.750%, 10/01/21	1,236

		10,164,609

	Consumer Discretionary (2.3%)

230,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	242,208

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

204,000	6.625%, 01/15/28	217,876

163,000	9.875%, 04/01/27^	184,806

230,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	238,397

	Caesars Entertainment, Inc.*

112,000	8.125%, 07/01/27^	122,879

112,000	6.250%, 07/01/25	118,163

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

350,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	$348,764

	Carnival Corp.*^

112,000	10.500%, 02/01/26	130,047

56,000	7.625%, 03/01/26	59,343

165,000	Carvana Company*^ 5.625%, 10/01/25	170,739

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

735,000	5.125%, 05/01/27^	773,330

125,000	5.000%, 02/01/28	131,424

110,000	4.250%, 02/01/31	112,886

207,000	Cedar Fair, LP^ 5.250%, 07/15/29	207,538

	Century Communities, Inc.

345,000	6.750%, 06/01/27	369,619

190,000	5.875%, 07/15/25^	197,980

550,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	575,289

	DISH DBS Corp.^

209,000	7.750%, 07/01/26	227,014

50,000	7.375%, 07/01/28	52,133

	ESH Hospitality, Inc.*

215,000	5.250%, 05/01/25^	219,481

138,000	4.625%, 10/01/27µ	141,225

	Expedia Group, Inc.*

135,000	7.000%, 05/01/25µ	148,357

85,000	6.250%, 05/01/25^	98,375

140,000	Ford Motor Companyµ 8.500%, 04/21/23	156,946

	Ford Motor Credit Company, LLC^

350,000	4.063%, 11/01/24	364,945

315,000	4.134%, 08/04/25µ	331,159

315,000	3.664%, 09/08/24	325,111

465,000	goeasy, Ltd.*µ 5.375%, 12/01/24	487,046

111,000	Guitar Center, Inc.* 8.500%, 01/15/26	116,601

69,000	Installed Building Products, Inc.* 5.750%, 02/01/28	73,858

345,000	International Game Technology, PLC*µ 6.250%, 01/15/27	395,715

	L Brands, Inc.

245,000	6.875%, 11/01/35	284,477

182,000	6.694%, 01/15/27	203,971

56,000	6.875%, 07/01/25*^	61,099

	Life Time, Inc.*

169,000	5.750%, 01/15/26	170,977

113,000	8.000%, 04/15/26	113,362

	M/I Homes, Inc.µ

340,000	5.625%, 08/01/25	353,746

205,000	4.950%, 02/01/28	216,546

	Macy’s Retail Holdings, LLC

110,000	6.700%, 07/15/34*	104,900

55,000	5.125%, 01/15/42^	44,931

114,000	Macy’s, Inc.*µ 8.375%, 06/15/25	126,362

	Mattel, Inc.*

320,000	6.750%, 12/31/25	336,621

135,000	5.875%, 12/15/27^	148,948

350,000	Mclaren Finance, PLC* 5.750%, 08/01/22	332,605

	Meredith Corp.^

115,000	6.500%, 07/01/25*	122,547

PRINCIPAL AMOUNT		VALUE

60,000	6.875%, 02/01/26	$60,794

169,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	167,033

252,000	Newell Brands, Inc.µ 4.700%, 04/01/26	277,495

345,000	Penske Automotive Group, Inc.^ 5.500%, 05/15/26	358,810

	Rite Aid Corp.

438,000	8.000%, 11/15/26*	471,424

112,000	7.700%, 02/15/27	111,904

	Royal Caribbean Cruises, Ltd.*µ

110,000	11.500%, 06/01/25	126,948

55,000	10.875%, 06/01/23^	62,101

345,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	344,455

207,000	Taylor Morrison Communities, Inc.*µ 5.750%, 01/15/28	234,601

345,000	Twin River Worldwide Holdings, Inc.*^ 6.750%, 06/01/27	370,609

112,029	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	111,430

55,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	64,112

295,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	287,569

		13,009,631

	Consumer Staples (0.7%)

112,000	Central Garden & Pet Company^ 4.125%, 10/15/30	117,295

210,000	Dean Foods Company*@ 6.500%, 03/15/23	4,078

112,000	Edgewell Personal Care Company*µ 5.500%, 06/01/28	119,980

167,000	Energizer Holdings, Inc.*^ 4.375%, 03/31/29	170,701

225,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	232,348

260,000	JBS USA LUX, SA / JBS USA Finance, Inc.*µ 6.750%, 02/15/28	288,662

109,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*µ 6.500%, 04/15/29	124,079

	Kraft Heinz Foods Company

335,000	4.375%, 06/01/46µ	357,314

56,000	4.250%, 03/01/31^	63,141

56,000	3.875%, 05/15/27^	61,297

	New Albertson’s, Inc.

174,000	7.750%, 06/15/26	202,486

67,000	8.000%, 05/01/31	83,371

	Pilgrim’s Pride Corp.*

405,000	5.875%, 09/30/27	431,953

145,000	5.750%, 03/15/25	148,380

	Post Holdings, Inc.*

310,000	5.750%, 03/01/27	325,906

72,000	5.625%, 01/15/28	76,516

55,000	4.625%, 04/15/30^	57,064

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

291,000	Simmons Foods, Inc.* 7.750%, 01/15/24	$304,063

245,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	259,413

	Vector Group, Ltd.*

300,000	5.750%, 02/01/29	310,086

200,000	6.125%, 02/01/25	203,062

		3,941,195

	Energy (1.5%)

81,000	Antero Resources Corp.*^ 7.625%, 02/01/29	82,707

	Apache Corp.

223,000	5.100%, 09/01/40	225,629

127,000	4.875%, 11/15/27^	130,689

112,000	4.625%, 11/15/25^	114,613

210,000	Bruin E&P Partners, LLC*@ 8.875%, 08/01/23	368

	Buckeye Partners, LP^

205,000	3.950%, 12/01/26	206,913

135,000	5.850%, 11/15/43	134,885

210,000	ChampionX Corp. 6.375%, 05/01/26	220,374

295,000	Cheniere Energy Partners, LP^ 5.625%, 10/01/26	307,599

112,000	Cheniere Energy, Inc.* 4.625%, 10/15/28	116,804

167,000	Chesapeake Energy Corp.*@ 11.500%, 01/01/25	49,829

56,000	CNX Resources Corp.*^ 7.250%, 03/14/27	60,206

	Continental Resources, Inc.^

230,000	3.800%, 06/01/24	236,201

170,000	4.375%, 01/15/28	173,628

410,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	369,098

135,000	Diamond Offshore Drilling, Inc.@ 7.875%, 08/15/25	21,052

615,000	Energy Transfer Operating, LPµ‡ 3.223%, 11/01/66 3 mo. USD LIBOR + 3.02%	428,206

	EnLink Midstream Partners, LP

330,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	182,411

224,000	4.850%, 07/15/26µ	217,773

	EQT Corp.^

145,000	8.750%, 02/01/30	185,075

90,000	7.875%, 02/01/25	106,212

65,000	5.000%, 01/15/29µ	70,793

293,000	Genesis Energy, LP / Genesis Energy Finance Corp.^ 6.250%, 05/15/26	263,237

	Gulfport Energy Corp.@

325,000	6.375%, 05/15/25	250,916

225,000	6.000%, 10/15/24	173,891

66,000	Hess Midstream Operations, LP*^ 5.125%, 06/15/28	68,697

94,000	HighPoint Operating Corp. 7.000%, 10/15/22	37,883

68,000	Holly Energy Partners, LP / Holly Energy Finance Corp.*^ 5.000%, 02/01/28	68,510

229,000	Laredo Petroleum, Inc. 10.125%, 01/15/28	199,628

PRINCIPAL AMOUNT		VALUE

405,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	$419,049

	Moss Creek Resources Holdings, Inc.*

135,000	10.500%, 05/15/27	120,178

135,000	7.500%, 01/15/26	113,418

135,000	Murphy Oil Corp.^ 5.875%, 12/01/27	128,504

111,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	114,982

60,000	Newfield Exploration Company^ 5.750%, 01/30/22	62,326

125,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	52,171

	Occidental Petroleum Corp.^

690,000	4.300%, 08/15/39	604,902

510,000	2.900%, 08/15/24	495,516

114,000	5.875%, 09/01/25	119,666

60,000	Ovintiv, Inc.^ 6.500%, 08/15/34	73,393

130,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	126,909

205,000	Parkland Fuel Corp.*^ 5.875%, 07/15/27	219,409

270,000	Plains All American Pipeline, LPµ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	226,635

83,000	Range Resources Corp.* 8.250%, 01/15/29	87,319

275,000	SESI, LLC@ 7.750%, 09/15/24	107,088

87,000	SM Energy Company*^ 10.000%, 01/15/25	96,684

56,000	Southwestern Energy Company^ 8.375%, 09/15/28	60,031

147,000	Transocean, Inc.*^ 11.500%, 01/30/27	116,112

365,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*^ 8.750%, 04/15/23	339,939

135,000	Viper Energy Partners, LP*^ 5.375%, 11/01/27	141,882

275,000	W&T Offshore, Inc.* 9.750%, 11/01/23	217,918

128,000	Weatherford International, Ltd.*

	11.000%, 12/01/24	109,852

		8,857,710

	Financials (2.5%)

717,000	Acrisure, LLC / Acrisure Finance, Inc.*^ 7.000%, 11/15/25	740,410

113,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	115,685

246,000	AG Issuer, LLC* 6.250%, 03/01/28	258,010

400,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*^ 6.750%, 10/15/27	423,656

300,000	Ally Financial, Inc. 8.000%, 11/01/31	436,911

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

540,000	AmWINS Group, Inc.* 7.750%, 07/01/26	$579,010

470,000	AssuredPartners, Inc.* 7.000%, 08/15/25	484,965

	Aviation Capital Group, LLC*µ

248,000	3.500%, 11/01/27	262,124

55,000	6.750%, 04/06/21	55,601

709,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*^ 5.750%, 05/15/26	736,566

	Credit Acceptance Corp.^

237,000	5.125%, 12/31/24*	245,876

230,000	6.625%, 03/15/26	244,249

70,000	Cushman & Wakefield US Borrower, LLC*µ 6.750%, 05/15/28	76,266

345,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	363,482

235,000	Genworth Mortgage Holdings, Inc.*µ^ 6.500%, 08/15/25	251,774

227,975	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 13.750% PIK rate	204,724

216,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*^ 3.750%, 12/15/27	220,411

417,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	431,061

910,000	HUB International, Ltd.* 7.000%, 05/01/26	944,607

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.µ

325,000	5.250%, 05/15/27	342,150

54,000	4.375%, 02/01/29*	53,712

500,000	ILFC E-Capital Trust II*µ‡ 3.480%, 12/21/65 3 mo. USD LIBOR + 1.80%	404,310

465,000	Iron Mountain, Inc.*^ 5.250%, 03/15/28	489,454

350,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*µ 6.250%, 06/03/26	367,938

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

502,000	5.250%, 10/01/25	502,602

62,000	4.250%, 02/01/27^	59,556

260,000	Level 3 Financing, Inc.µ 5.375%, 05/01/25	267,233

487,000	MetLife, Inc.µ 6.400%, 12/15/66	630,655

110,000	MGIC Investment Corp.µ 5.250%, 08/15/28	117,735

	Navient Corp.

493,000	5.000%, 03/15/27^	500,306

148,000	6.750%, 06/25/25^	162,368

113,000	4.875%, 03/15/28	112,367

145,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	142,844

PRINCIPAL AMOUNT		VALUE

	OneMain Finance Corp.

350,000	7.125%, 03/15/26µ	$410,987

210,000	6.875%, 03/15/25^	240,935

	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*

134,000	7.500%, 06/01/25	144,985

110,000	5.875%, 10/01/28	116,303

260,000	Prospect Capital Corp.µ 3.706%, 01/22/26	257,439

345,000	Radian Group, Inc.^ 4.875%, 03/15/27	373,480

135,000	SLM Corp.µ 4.200%, 10/29/25	143,397

365,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	367,840

227,000	StoneX Group, Inc.*µ 8.625%, 06/15/25	247,087

120,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	124,786

167,000	United Shore Financial Services, LLC*^ 5.500%, 11/15/25	175,973

272,000	VICI Properties, LP / VICI Note Company, Inc.* 3.750%, 02/15/27	277,320

237,000	XHR, LP* 6.375%, 08/15/25	249,006

		14,358,156

	Health Care (1.4%)

	Acadia Healthcare Company, Inc.

400,000	6.500%, 03/01/24	408,304

112,000	5.000%, 04/15/29*^	118,008

500,000	Bausch Health Americas, Inc.* 8.500%, 01/31/27	553,645

	Bausch Health Companies, Inc.*

245,000	5.000%, 01/30/28	252,708

96,000	5.000%, 02/15/29	98,457

56,000	5.250%, 02/15/31	57,700

	Centene Corp.^

276,000	4.250%, 12/15/27	292,577

111,000	3.000%, 10/15/30	116,279

	CHS/Community Health Systems, Inc.*

1,135,000	8.125%, 06/30/24	1,196,290

295,000	8.000%, 03/15/26^	317,508

127,000	6.875%, 04/15/29	128,641

	DaVita, Inc.*

282,000	4.625%, 06/01/30	296,393

55,000	3.750%, 02/15/31	54,673

	Encompass Health Corp.

110,000	4.750%, 02/01/30	118,147

110,000	4.500%, 02/01/28	115,293

315,000	HCA, Inc.µ

	7.500%, 11/06/33	432,539

480,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*@ 5.625%, 10/15/23	198,538

305,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	275,012

	Tenet Healthcare Corp.^

605,000	6.250%, 02/01/27*	638,227

365,000	6.875%, 11/15/31	396,200

345,000	4.875%, 01/01/26*	360,380

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

183,000	Teva Pharmaceutical Finance Company, BVµ 2.950%, 12/18/22	$183,710

	Teva Pharmaceutical Finance Netherlands III, BV^

615,000	2.800%, 07/21/23	610,369

495,000	6.000%, 04/15/24µ	521,601

465,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	479,471

		8,220,670

	Industrials (2.3%)

225,000	Abercrombie & Fitch Management Company*^ 8.750%, 07/15/25	250,312

235,000	ACCO Brands Corp.*^ 5.250%, 12/15/24	241,742

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

207,000	4.875%, 02/15/30	221,507

185,000	4.625%, 01/15/27	194,163

111,000	3.500%, 03/15/29	109,732

	Allison Transmission, Inc.*

275,000	4.750%, 10/01/27	288,128

55,000	3.750%, 01/30/31^	54,806

	American Airlines Group, Inc.*

218,000	5.000%, 06/01/22	205,245

55,000	3.750%, 03/01/25^	42,254

475,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	501,624

137,000	Avolon Holdings Funding, Ltd.*^ 5.250%, 05/15/24	150,100

365,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	369,453

207,000	Cascades, Inc. / Cascades USA, Inc.*^ 5.125%, 01/15/26	220,304

	Delta Air Lines, Inc.^

57,000	7.375%, 01/15/26	65,542

57,000	3.800%, 04/19/23	58,489

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ

56,000	4.750%, 10/20/28	62,085

28,000	4.500%, 10/20/25	29,954

113,000	Endurance Acquisition Merger Sub* 6.000%, 02/15/29	111,592

140,000	EnerSys*µ 4.375%, 12/15/27	149,450

465,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	453,635

112,000	GFL Environmental, Inc.*µ 3.750%, 08/01/25	114,737

	Golden Nugget, Inc.*

165,000	6.750%, 10/15/24	165,383

115,000	8.750%, 10/01/25^	119,636

124,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	134,859

140,000	Granite US Holdings Corp.*^ 11.000%, 10/01/27	157,356

175,000	Graphic Packaging International, LLC*µ 4.750%, 07/15/27	193,441

PRINCIPAL AMOUNT		VALUE

200,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	$203,520

251,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	250,312

26,000	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.* 5.750%, 01/20/26	27,014

340,000	Herc Holdings, Inc.*^ 5.500%, 07/15/27	358,887

	Howmet Aerospace, Inc.

200,000	5.125%, 10/01/24^	220,268

103,000	6.875%, 05/01/25µ	120,143

280,000	JELD-WEN, Inc.* 4.625%, 12/15/25	286,222

214,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	239,470

171,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	176,067

110,000	MasTec, Inc.*µ 4.500%, 08/15/28	115,984

	Meritor, Inc.

560,000	6.250%, 02/15/24	568,238

33,000	4.500%, 12/15/28*^	33,642

170,000	Moog, Inc.*µ 4.250%, 12/15/27	177,375

340,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	360,050

	Navistar International Corp.*

455,000	6.625%, 11/01/25	474,438

113,000	9.500%, 05/01/25	125,988

272,000	Novelis Corp.* 4.750%, 01/30/30	286,631

260,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	262,020

140,000	Patrick Industries, Inc.* 7.500%, 10/15/27	153,703

245,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	262,897

56,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	59,920

240,000	QVC, Inc.µ 4.375%, 09/01/28	250,262

185,000	Scientific Games International, Inc.*^ 5.000%, 10/15/25	190,778

192,000	SEG Holding, LLC / SEG Finance Corp.*^ 5.625%, 10/15/28	204,845

110,000	Sensata Technologies, Inc.*µ 3.750%, 02/15/31	113,033

	Sinclair Television Group, Inc.*^

112,000	4.125%, 12/01/30	111,816

100,000	5.500%, 03/01/30	103,214

	Standard Industries, Inc.*

115,000	5.000%, 02/15/27µ	120,040

56,000	4.375%, 07/15/30^	59,440

	Station Casinos, LLC*

400,000	4.500%, 02/15/28	393,276

181,000	5.000%, 10/01/25	182,354

112,000	Stericycle, Inc.*µ 3.875%, 01/15/29	115,138

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

166,000	STL Holding Company, LLC* 7.500%, 02/15/26	$172,955

205,000	Tennant Company^ 5.625%, 05/01/25	213,354

200,000	TransDigm UK Holdings, PLC^ 6.875%, 05/15/26	211,434

	TransDigm, Inc.

205,000	7.500%, 03/15/27	219,510

200,000	6.250%, 03/15/26*	211,822

56,000	United Rentals North America, Inc.^ 3.875%, 02/15/31	58,559

195,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	201,059

	WESCO Distribution, Inc.*

136,000	7.125%, 06/15/25	148,127

67,000	7.250%, 06/15/28	75,366

350,000	XPO Logistics, Inc.*^ 6.750%, 08/15/24	370,464

		13,155,164

	Information Technology (0.4%)

140,000	CDK Global, Inc.* 5.250%, 05/15/29	151,893

200,000	CommScope Technologies, LLC*^ 6.000%, 06/15/25	204,528

310,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	374,297

138,000	Fair Isaac Corp.*µ 4.000%, 06/15/28	142,641

245,000	KBR, Inc.* 4.750%, 09/30/28	254,729

245,000	MPH Acquisition Holdings, LLC*^ 5.750%, 11/01/28	243,209

207,000	MTS Systems Corp.* 5.750%, 08/15/27	225,324

167,000	ON Semiconductor Corp.*^ 3.875%, 09/01/28	173,692

204,000	Open Text Corp.*µ 3.875%, 02/15/28	209,255

113,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	114,378

		2,093,946

	Materials (0.6%)

140,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	147,305

195,000	ArcelorMittal, SA 7.250%, 10/15/39	281,894

245,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	253,960

200,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	204,722

	Freeport-McMoRan, Inc.^

125,000	5.450%, 03/15/43	156,702

115,000	5.400%, 11/14/34	143,390

167,000	HB Fuller Company^ 4.250%, 10/15/28	171,203

177,000	Hudbay Minerals, Inc.*^ 6.125%, 04/01/29	187,887

215,000	JW Aluminum Continuous Cast Company*^ 10.250%, 06/01/26	228,629

PRINCIPAL AMOUNT		VALUE

	Kaiser Aluminum Corp.*

135,000	4.625%, 03/01/28^	$139,575

111,000	6.500%, 05/01/25	118,904

127,000	Mercer International, Inc.*^ 5.125%, 02/01/29	129,421

70,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	77,821

	New Gold, Inc.*

86,000	6.375%, 05/15/25	89,271

57,000	7.500%, 07/15/27	61,610

69,000	Norbord, Inc.*µ 5.750%, 07/15/27	74,296

240,000	OCI, NV*µ 4.625%, 10/15/25	248,887

112,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	121,554

	PBF Holding Company, LLC / PBF Finance Corp.

560,000	7.250%, 06/15/25	372,137

56,000	9.250%, 05/15/25*^	54,110

200,000	Silgan Holdings, Inc.^ 4.125%, 02/01/28	207,756

201,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	211,651

56,000	Valvoline, Inc.* 3.625%, 06/15/31	56,405

		3,739,090

	Real Estate (0.2%)

360,000	CBL & Associates, LP@ 5.250%, 12/01/23	135,104

64,000	EPR Properties^ 3.750%, 08/15/29	62,645

	Forestar Group, Inc.*

345,000	8.000%, 04/15/24	363,209

187,000	5.000%, 03/01/28	194,961

55,000	iStar, Inc.µ 5.500%, 02/15/26	56,059

	Service Properties Trustµ

345,000	4.350%, 10/01/24	339,280

105,000	5.250%, 02/15/26	103,594

		1,254,852

	Utilities (0.2%)

175,000	NRG Energy, Inc.µ 6.625%, 01/15/27	183,787

330,000	PPL Capital Funding, Inc.µ‡ 2.905%, 03/30/67 3 mo. USD LIBOR + 2.67%	307,639

	Talen Energy Supply, LLC*^

140,000	10.500%, 01/15/26	128,979

70,000	7.250%, 05/15/27	74,120

260,000	TerraForm Power Operating, LLC*µ 5.000%, 01/31/28	289,450

		983,975

	TOTAL CORPORATE BONDS (Cost $79,860,267)	81,247,671

CONVERTIBLE BONDS (37.3%)

	Communication Services (3.9%)

	Bharti Airtel, Ltd.

690,000	1.500%, 02/17/25	835,003

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

325,000		1.500%, 02/17/25*	$393,299

100,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	198,793

20,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	238,744

		iQIYI, Inc.

185,000		2.000%, 04/01/25	176,340

179,000		4.000%, 12/15/26^	207,447

1,400,000		Kakao Corp. 0.000%, 04/28/23	1,669,374

30,000,000	JPY	Konami Holdings Corp. 0.000%, 12/22/22	428,761

		Liberty Media Corp.

4,210,000		0.500%, 12/01/50*	4,346,109

145,000		1.375%, 10/15/23µ	178,164

153,000		Liberty Media Corp. / Liberty Formula Oneµ 1.000%, 01/30/23	188,423

1,810,000		Live Nation Entertainment, Inc.^ 2.500%, 03/15/23	2,190,190

3,740,000		Sea, Ltd.* 2.375%, 12/01/25	9,280,735

374,000		Snap, Inc. 0.750%, 08/01/26	896,643

490,000		Twitter, Inc.^ 0.250%, 06/15/24	580,704

200,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	216,858

165,000		Zynga, Inc. 0.250%, 06/01/24	222,564

			22,248,151

		Consumer Discretionary (10.8%)

152,000		Baozun, Inc. 1.625%, 05/01/24	158,560

3,240,000		Booking Holdings, Inc.*^ 0.750%, 05/01/25	4,384,433

146,000		Carnival Corp.* 5.750%, 04/01/23	307,568

4,065,000		Chegg, Inc.* 0.000%, 09/01/26	4,713,611

2,000,000	HKD	China Yuhua Education Corp., Ltd. 0.900%, 12/27/24	296,505

100,000	EUR	Delivery Hero, SE 0.250%, 01/23/24	170,335

755,000		DISH Network Corp.^ 2.375%, 03/15/24	692,486

3,201,000		Etsy, Inc.*^ 0.125%, 09/01/27	4,256,946

2,046,000		Fiverr International, Ltd.* 0.000%, 11/01/25	2,579,720

100,000	EUR	HelloFresh, SE 0.750%, 05/13/25	191,759

775,000		Huazhu Group, Ltd. 0.375%, 11/01/22	940,664

4,182,000		Liberty Broadband Corp.* 2.750%, 09/30/50	4,318,710

		Liberty Interactive, LLC

330,000		4.000%, 11/15/29^	257,119

160,000		3.750%, 02/15/30	123,602

3,590,000		Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	3,618,720

PRINCIPAL AMOUNT			VALUE

327,000		NCL Corp., Ltd.*µ 5.375%, 08/01/25	$507,007

3,799,000		NIO, Inc.* 0.500%, 02/01/27	3,818,185

100,000	GBP	Ocado Group, PLCµ 0.750%, 01/18/27	174,165

585,000		Penn National Gaming, Inc.^ 2.750%, 05/15/26	2,629,282

5,574,000		Pinduoduo, Inc.^ 0.000%, 12/01/25	6,720,349

45,000		RH 0.000%, 06/15/23	111,555

4,480,000		Royal Caribbean Cruises, Ltd.* 4.250%, 06/15/23	5,433,344

168,500	EUR	SEB, SA 0.000%, 11/17/21	374,237

1,800,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	2,547,304

162,000		Stride, Inc.*^ 1.125%, 09/01/27	143,391

17,000		Tesla, Inc. 2.000%, 05/15/24	217,093

1,522,000		Under Armour, Inc.* 1.500%, 06/01/24	2,516,109

5,455,000		Vail Resorts, Inc.*^ 0.000%, 01/01/26	5,501,040

318,000		Wayfair, Inc.* 0.625%, 10/01/25	324,621

2,500,000	EUR	Zalando, SE 0.050%, 08/06/25	4,013,572

			62,041,992

		Consumer Staples (0.8%)

600,000		Carrefour, SA 0.000%, 03/27/24	596,700

260,000		Luckin Coffee, Inc.* 0.750%, 01/15/25	208,650

20,000,000	JPY	Nippon Flour Mills Company, Ltd. 0.000%, 06/20/25	195,226

		Premium Brands Holdings Corp.

2,132,000	CAD	4.600%, 12/31/23µ	1,790,080

1,800,000	CAD	4.200%, 09/30/27	1,417,492

179,000		Turning Point Brands, Inc. 2.500%, 07/15/24	206,511

			4,414,659

		Energy (0.1%)

167,000		Integra LifeSciences Holdings Corp.* 0.500%, 08/15/25	187,773

151,000		Nabors Industries, Inc. 0.750%, 01/15/24	94,547

424,000		Pioneer Natural Resources Company*^ 0.250%, 05/15/25	587,087

		SunEdison, Inc.@

2,261,000		0.250%, 01/15/20*	28,489

275,000		2.000%, 10/01/18	3,416

			901,312

		Financials (0.9%)

880,000		AXA, SA* 7.250%, 05/15/21	972,145

7,000,000	HKD	Citigroup Global Markets Funding Luxembourg SCA 0.000%, 07/25/24	1,008,552

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

600,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	$583,458

150,000		GSK Finance No 3, PLC*^ 0.000%, 06/22/23	157,741

		JPMorgan Chase Bank, N.A.*

730,000		0.125%, 01/01/23^	887,169

200,000		0.000%, 08/07/22	310,176

200,000	EUR	LEG Immobilien, AGµ 0.875%, 09/01/25	292,868

200,000	EUR	Oliver Capital Sarl 0.000%, 12/29/23	246,734

350,000		Prospect Capital Corp. 4.950%, 07/15/22	359,744

210,000		Starwood Property Trust, Inc. 4.375%, 04/01/23	212,871

			5,031,458

		Health Care (4.2%)

197,000		Bridgebio Pharma, Inc.* 2.250%, 02/01/29	190,519

135,000		Coherus Biosciences, Inc.* 1.500%, 04/15/26	165,274

142,000		DexCom, Inc.* 0.250%, 11/15/25	144,954

100,000	EUR	GN Store Nord, A/S 0.000%, 05/21/24	140,630

1,419,000		Guardant Health, Inc.*^ 0.000%, 11/15/27	1,897,033

715,000		Hansoh Pharmaceutical Group Company, Ltd. 0.000%, 01/22/26	727,477

73,000		Innoviva, Inc. 2.500%, 08/15/25	77,738

2,715,000		Insulet Corp.^ 0.375%, 09/01/26	3,754,492

650,000		Invitae Corp.^ 2.000%, 09/01/24	1,198,788

2,706,000		Jazz Investments I, Ltd.* 2.000%, 06/15/26	3,531,736

2,740,000		LivaNova USA, Inc.*µ 3.000%, 12/15/25	3,536,354

10,000,000	JPY	Menicon Company, Ltd. 0.000%, 01/29/25	—

2,631,000		NeoGenomics, Inc.µ^ 0.250%, 01/15/28	2,843,611

143,000		Novocure, Ltd.*µ 0.000%, 11/01/25	177,344

		NuVasive, Inc.^

165,000		0.375%, 03/15/25*	160,345

85,000		2.250%, 03/15/21	84,722

320,000		Omnicell, Inc.*µ 0.250%, 09/15/25	428,083

		Pacira BioSciences, Inc.µ

2,700,000		0.750%, 08/01/25*^	3,235,167

26,000		2.375%, 04/01/22	30,834

171,000		Tabula Rasa HealthCare, Inc.*^ 1.750%, 02/15/26	187,325

1,113,000		Teladoc Health, Inc.*^ 1.250%, 06/01/27	1,591,223

			24,103,649

		Industrials (4.1%)

3,915,000		Air Canada* 4.000%, 07/01/25	5,337,163

525,000		Copa Holdings, SA* 4.500%, 04/15/25	889,523

PRINCIPAL AMOUNT			VALUE

2,700,000	EUR	Duerr, AG 0.750%, 01/15/26	$3,961,783

2,000,000	HKD	Harvest International Company 0.000%, 11/21/22	439,073

161,000		Middleby Corp.*µ 1.000%, 09/01/25	202,622

4,187,000		Southwest Airlines Company^~ 1.250%, 05/01/25	5,887,090

393,000		Sunrun, Inc.* 0.000%, 02/01/26	400,498

5,780,000		Uber Technologies, Inc.*^ 0.000%, 12/15/25	6,057,671

200,000		Vinci, SA 0.375%, 02/16/22	220,090

			23,395,513

		Information Technology (9.9%)

3,666,000		21Vianet Group, Inc.*^ 0.000%, 02/01/26	3,763,332

311,000		8x8, Inc. 0.500%, 02/01/24	466,298

190,000		Akamai Technologies, Inc.^ 0.125%, 05/01/25	244,893

850,000		Alarm.com Holdings, Inc.* 0.000%, 01/15/26	847,416

		Alteryx, Inc.^

165,000		1.000%, 08/01/26	177,623

165,000		0.500%, 08/01/24	175,697

3,444,000		Bentley Systems, Inc.* 0.125%, 01/15/26	3,469,451

188,000		Bill.com Holdings, Inc.* 0.000%, 12/01/25	204,384

141,000		Cloudflare, Inc.* 0.750%, 05/15/25	303,500

5,297,000		Coupa Software, Inc.*^~ 0.375%, 06/15/26	6,825,396

162,000		CyberArk Software, Ltd.^ 0.000%, 11/15/24	198,192

10,000,000	JPY	Dainippon Screen Manufacturing Company 0.000%, 06/11/25	101,238

146,000		Datadog, Inc.* 0.125%, 06/15/25	196,247

142,000		Five9, Inc.* 0.500%, 06/01/25	200,169

1,000,000		Guidewire Software, Inc.^ 1.250%, 03/15/25	1,211,880

113,000		II-VI, Inc.^ 0.250%, 09/01/22	208,658

136,000		Inphi Corp.* 0.750%, 04/15/25	197,864

2,500,000		J2 Global, Inc.~ 3.250%, 06/15/29	3,840,400

800,000		LG Display Company, Ltd. 1.500%, 08/22/24	989,144

175,000		LivePerson, Inc.*µ 0.000%, 12/15/26	194,561

324,000		Lumentum Holdings, Inc.^ 0.500%, 12/15/26	399,136

451,000		Microchip Technology, Inc.^ 0.125%, 11/15/24	510,969

186,000		New Relic, Inc.^ 0.500%, 05/01/23	190,258

200,000	EUR	Nexi S.p.A 1.750%, 04/24/27	282,022

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

162,000		Nice, Ltd.*^ 0.000%, 09/15/25	$184,144

725,000		Nova Measuring Instruments, Ltd.* 0.000%, 10/15/25	819,533

241,000		Okta, Inc.^ 0.125%, 09/01/25	366,199

124,000		ON Semiconductor Corp.µ 1.625%, 10/15/23	219,589

		Palo Alto Networks, Inc.µ

190,000		0.750%, 07/01/23	269,794

148,000		0.375%, 06/01/25*	195,737

173,000		Pegasystems, Inc.*µ^ 0.750%, 03/01/25	201,640

81,000		Pluralsight, Inc. 0.375%, 03/01/24	79,896

165,000		Q2 Holdings, Inc.µ^ 0.750%, 06/01/26	255,583

1,151,000		Repay Holdings Corp.* 0.000%, 02/01/26	1,151,219

4,570,000		RingCentral, Inc.*^ 0.000%, 03/15/26	5,264,914

3,344,000		Shift4 Payments, Inc.*^ 0.000%, 12/15/25	3,827,710

68,000		Shopify, Inc.^ 0.125%, 11/01/25	80,603

145,000		Silicon Laboratories, Inc.*^ 0.625%, 06/15/25	187,858

148,300	EUR	Silicon On Insulator Tec Sr Unsecured Reg 0.000%, 10/01/25	379,518

1,690,000		Splunk, Inc. 1.125%, 09/15/25	2,247,734

4,544,000		Square, Inc.*^ 0.250%, 11/01/27	5,125,405

20,000		Twilio, Inc. 0.250%, 06/01/23	101,329

4,200,000		Win Semiconductors Corp. 0.000%, 01/14/26	4,679,262

318,000		Wix.com, Ltd.* 0.000%, 08/15/25	324,325

385,000		Workday, Inc.^ 0.250%, 10/01/22	617,463

170,000		Workiva, Inc.^ 1.125%, 08/15/26	238,350

1,045,000		Xero Investments, Ltd. 0.000%, 12/02/25	1,070,529

308,000		Zendesk, Inc.* 0.625%, 06/15/25	456,980

2,551,000		Zscaler, Inc.* 0.125%, 07/01/25	3,813,515

			57,357,557

		Materials (1.1%)

750,000		BASF, SE 0.925%, 03/09/23	756,773

500,000,000	JPY	Kansai Paint Company, Ltd. 0.000%, 06/17/22	5,239,725

100,000	EUR	Symrise, AG 0.238%, 06/20/24	149,299

10,000,000	JPY	Teijin, Ltd. 0.000%, 12/10/21	103,515

			6,249,312

PRINCIPAL AMOUNT			VALUE

		Real Estate (1.4%)

200,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	$310,475

1,025,000		ESR Cayman, Ltd. 1.500%, 09/30/25	1,145,140

400,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	491,434

145,000		IH Merger Sub, LLC 3.500%, 01/15/22	192,477

4,725,000		Redfin Corp.*µ 0.000%, 10/15/25	5,824,555

20,000,000	JPY	Relo Group, Inc. 0.000%, 03/22/21	191,064

			8,155,145

		Utilities (0.1%)

2,120,000	EUR	Voltalia, SA 1.000%, 01/13/25	857,155

		TOTAL CONVERTIBLE BONDS (Cost $190,099,218)	214,755,903

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)

342,000		United States Treasury Note^ 1.750%, 07/15/22 (Cost $350,016)	350,189

BANK LOANS (2.1%) ¡

		Communication Services (0.4%)

345,625		Clear Channel Outdoor Holdings, Inc.‡ 3.711%, 08/21/26 3 mo. LIBOR + 3.50%	337,956

222,188		CommScope, Inc.‡ 3.371%, 04/06/26 1 mo. LIBOR + 3.25%	222,274

114,713		Consolidated Communications, Inc.! 0.000%, 10/02/27	115,846

79,800		Consolidated Communications, Inc.‡ 5.750%, 10/02/27 1 mo. LIBOR + 4.75%	80,589

148,129		CSC Holdings, LLC‡ 2.627%, 04/15/27 1 mo. LIBOR + 2.50%	147,712

340,000		Frontier Communications Corp.‡ 5.750%, 10/08/21 1 mo. LIBOR + 4.75%	340,828

262,350		iHeartCommunications, Inc.‡ 3.121%, 05/01/26 1 mo. LIBOR + 3.00%	259,595

631,800		Intelsat Jackson Holdings, SA 8.625%, 01/02/24	643,795

415,000		Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	421,945

			2,570,540

		Consumer Discretionary (0.4%)

190,000		Meredith Corp.! 0.000%, 01/31/25	193,979

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

69,825		Meredith Corp.‡ 5.250%, 01/31/25 3 mo. LIBOR + 4.25%	$71,287

255,000		Petco Animal Supplies, Inc.! 0.000%, 01/26/23	255,073

717,623		PetSmart, Inc.‡ 4.500%, 03/11/22 3 mo. LIBOR + 3.50%	718,409

265,000		PetSmart, Inc.! 0.000%, 03/11/22	265,290

110,000		PetSmart, Inc. 0.000%, 01/27/28 3 mo. LIBOR + 3.50%	108,900

100,000		United Natural Foods, Inc. 0.000%, 10/22/25	100,363

604,500		Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	606,579

			2,319,880

		Energy (0.1%)

58,450		Lealand Finance Company, BV‡ 3.000%, 06/30/25 1 mo. LIBOR + 3.00%	39,162

4,269		McDermott Technology Americas, Inc.‡ 3.121%, 06/30/24 1 mo. LIBOR + 3.00%	3,522

281,842		Par Pacific Holdings, Inc.‡ 7.000%, 01/12/26 3 mo. LIBOR + 6.75%	277,850

			320,534

		Financials (0.1%)

367,225		Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%	368,733

616,720	EUR	Steenbok Lux Finco 2 Sarl‡ 0.000%, 12/31/21 6 mo. EURIBOR + 0.00%	232,010

			600,743

		Health Care (0.5%)

706,707		Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	701,849

455,282		Endo Luxembourg Finance Company I Sarl‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	453,006

394,062		Gentiva Health Services, Inc.‡ 3.375%, 07/02/25 1 mo. LIBOR + 3.25%	394,925

323,151		Mallinckrodt International Finance, SA‡ 5.500%, 09/24/24 3 mo. LIBOR + 4.75%	305,398

406,927		Ortho Clinical Diagnostics, SA‡ 3.394%, 06/30/25 1 mo. LIBOR + 3.25%	406,419

606,480		Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	568,323

			2,829,920

PRINCIPAL AMOUNT		VALUE

	Industrials (0.4%)

492,500	Berry Global, Inc.‡ 2.133%, 07/01/26 1 mo. LIBOR + 2.00%	$492,407

254,852	BW Gas & Convenience Holdings, LLC‡ 6.380%, 11/18/24 1 mo. LIBOR + 6.25%	258,993

282,863	Dun & Bradstreet Corp.‡ 3.878%, 02/06/26 1 mo. LIBOR + 3.75%	283,974

207,375	Granite US Holdings Corp.‡ 5.504%, 09/30/26 3 mo. LIBOR + 5.25%	205,949

213,071	Navistar International Corp.‡ 3.630%, 11/06/24 1 mo. LIBOR + 3.50%	213,364

189,807	RegionalCare Hospital Partners Holdings, Inc.‡ 3.871%, 11/16/25 1 mo. LIBOR + 3.75%	189,938

425,623	Scientific Games International, Inc.‡ 2.871%, 08/14/24 1 mo. LIBOR + 2.75%	419,173

68,775	TransDigm, Inc.‡ 2.371%, 12/09/25 1 mo. LIBOR + 2.25%	67,744

		2,131,542

	Information Technology (0.2%)

343,000	BMC Software Finance, Inc.‡ 4.371%, 10/02/25 1 mo. LIBOR + 4.25%	343,161

331,650	Camelot U.S. Acquisition 1 Company‡ 3.121%, 10/30/26 1 mo. LIBOR + 3.00%	332,824

155,000	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	155,775

288,031	VFH Parent, LLC‡ 3.129%, 03/01/26 1 mo. LIBOR + 3.00%	287,971

		1,119,731

	Materials (0.0%)

198,500	Innophos, Inc.‡ 3.621%, 02/07/27 1 mo. LIBOR + 3.50%	198,914

	TOTAL BANK LOANS (Cost $12,286,872)	12,091,804

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (10.5%)

	Communication Services (1.5%)

7,595	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	8,781,438

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Consumer Discretionary (1.6%)

60,775	Aptiv, PLC 5.500%, 06/15/23	$9,447,474

	Consumer Staples (0.1%)

6,364	Energizer Holdings, Inc.^ 7.500%, 01/15/22	585,170

	Financials (1.3%)

23,232	Assurant, Inc.^ 6.500%, 03/15/21	2,980,898

417	Bank of America Corp.‡‡ 7.250%	609,979

60,618	KKR & Company, Inc.^ 6.000%, 09/15/23	3,526,149

413	Wells Fargo & Company‡‡ 7.500%	596,372

		7,713,398

	Health Care (1.1%)

2,030	Avantor, Inc.^ 6.250%, 05/15/22	187,998

3,933	Danaher Corp. 4.750%, 04/15/22	6,372,640

		6,560,638

	Industrials (1.5%)

10,000	Colfax Corp.^ 5.750%, 01/15/22	1,540,800

1,500	Fortive Corp. 5.000%, 07/01/21	1,440,450

49,608	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	5,405,784

		8,387,034

	Information Technology (1.2%)

4,591	Broadcom, Inc. 8.000%, 09/30/22	6,743,031

	Materials (0.2%)

22,059	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	926,698

	Utilities (2.0%)

23,391	American Electric Power Company, Inc. 6.125%, 03/15/22	1,148,818

20,000	CenterPoint Energy, Inc. 7.000%, 09/01/21	794,400

3,250	DTE Energy Company 6.250%, 11/01/22	150,735

10,653	Essential Utilities, Inc. 6.000%, 04/30/22	629,060

	NextEra Energy, Inc.µ

101,193	4.872%, 09/01/22	6,188,964

4,936	6.219%, 09/01/23	262,694

17,130	Sempra Energy^ 6.750%, 07/15/21	1,753,427

NUMBER OF SHARES			VALUE

11,765		South Jersey Industries, Inc.^ 7.250%, 04/15/21	$461,541

			11,389,639

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $53,458,333)	60,534,520

COMMON STOCKS (72.3%)

		Communication Services (5.4%)

86,500		America Movil, SAB de CV - Class L^	1,142,665

4,530		Baidu, Inc.#	1,064,640

2,082		Cumulus Media, Inc. - Class A#	18,072

9,100	INR	Info Edge India, Ltd.	547,677

2,820	KRW	NAVER Corp.	860,470

96,000	EUR	Orange, SA	1,126,696

178,150		Tencent Holdings, Ltd.^	15,910,576

20,600		Tencent Music Entertainment Group#	547,960

1,176,545	GBP	Vodafone Group, PLC	2,009,243

47,945		Walt Disney Company~#	8,062,911

			31,290,910

		Consumer Discretionary (10.4%)

33,291		Alibaba Group Holding, Ltd.#	8,450,255

30,000	PLN	Allegro.eu, SA*#	591,938

4,650		Amazon.com, Inc.#	14,908,830

11,600	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	525,503

146,200	GBP	Compass Group, PLC#	2,611,537

54,800		D.R. Horton, Inc.	4,208,640

78,600	EUR	Daimler, AG	5,520,398

2,000	INR	Dixon Technologies India, Ltd.	386,223

22,000	INR	Eicher Motors, Ltd.	829,766

100,000		Ford Motor Company~#	1,053,000

5,515	KRW	Hyundai Motor Company	1,124,460

8,950	HKD	JD Health International, Inc.*#	176,155

10,650		JD.com, Inc.#	944,548

9,350		Jumia Technologies, AG#	538,092

157,500	HKD	Li Ning Company, Ltd.	981,194

19,185		Lululemon Athletica, Inc.~#	6,305,726

30,400	HKD	Meituan - Class B#	1,401,725

11,800		Melco Resorts & Entertainment, Ltd.	188,682

1,270		MercadoLibre, Inc.#	2,259,978

39,000	CNY	Midea Group Company, Ltd. - Class A	579,603

17,525		Newell Brands, Inc.~	420,951

9,000	EUR	Porsche Automobil Holding, SE Preferenced Shares	625,093

5,930		Tesla, Inc.^#	4,705,633

6,500	HKD	Yum China Holdings, Inc.	368,951

			59,706,881

		Consumer Staples (2.1%)

82,275		Coca-Cola Company^	3,961,541

6,400		Costco Wholesale Corp.	2,255,552

49,900	EUR	Danone, SA	3,318,280

6,500	PLN	Dino Polska, SA*#	456,473

2,100	CNY	Kweichow Moutai Company, Ltd. - Class A	686,306

82,200	HKD	Nongfu Spring Company, Ltd. - Class H*#	619,492

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE
222,500	MXN	Wal-Mart de Mexico, SAB de CV	$633,559

			11,931,203

		Energy (4.6%)

790,950	GBP	BP, PLC	2,939,134

11,178		Calfrac Well Services, Ltd.#	32,829

19,150		Chevron Corp.~	1,631,580

40,000		ConocoPhillips	1,601,200

15,158		Denbury, Inc.^#	433,670

23,500		Devon Energy Corp.~	386,810

16,800		Energy Transfer, LP	105,336

20,110		Enterprise Products Partners, LP	406,825

1,826		EP Energy Corp.#	74,866

62,500		Exxon Mobil Corp.~	2,802,500

3,975		GasLog, Ltd.^	16,297

18,432		Lonestar Resources US, Inc.#	91,976

5,080		Magellan Midstream Partners, LP	225,857

45,000		Marathon Petroleum Corp.	1,942,200

31,611		Mcdermott International, Ltd.^#	32,243

64,950	EUR	Neste Oyj	4,575,115

1,859		Oasis Petroleum, Inc.^#	69,657

129,800	INR	Reliance Industries, Ltd.	3,271,853

93,075	EUR	Royal Dutch Shell, PLC - Class A	1,723,706

82,300	GBP	Royal Dutch Shell, PLC - Class A	1,522,903

98,974		Schlumberger, Ltd.~	2,198,213

7,380		Targa Resources Corp.^	201,991

4,982		Tidewater, Inc.#	47,279

4,287		Weatherford International, PLC#	29,152

4,047		Whiting Petroleum Corp.#	82,316

2,500		Williams Companies, Inc.^	53,075

			26,498,583

		Financials (11.7%)

62,800	HKD	AIA Group, Ltd.	757,164

141,400		American International Group, Inc.~	5,294,016

35,000	BRL	B3, SA - Brasil Bolsa Balcao	382,535

388,000	IDR	Bank Central Asia, Tbk PT	933,190

327,200		Bank of America Corp.^~	9,701,480

865,000	HKD	China Construction Bank Corp. - Class H	655,167

197,200	HKD	China International Capital Corp., Ltd. - Class H*^#	514,139

187,500	HKD	China Merchants Bank Company, Ltd. - Class H	1,435,850

225,400	ZAR	FirstRand, Ltd.	707,926

409,100	INR	HDFC Bank, Ltd.#	7,809,901

18,600	HKD	Hong Kong Exchanges & Clearing, Ltd.	1,189,138

26,350	INR	Housing Development Finance Corp., Ltd.	856,892

68,780		ICICI Bank, Ltd.^#	1,038,578

487,900	EUR	ING Groep, NV#	4,338,094

253,500		Itau Unibanco Holding, SA^	1,323,270

68,550		JPMorgan Chase & Company^~	8,820,329

71,835		Morgan Stanley	4,816,537

421,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H^	4,964,334

102,900	CAD	Power Corp. of Canada	2,395,568

31,200	INR	SBI Cards & Payment Services, Ltd.	417,526

29,000	KRW	Shinhan Financial Group Company, Ltd.	795,311

304,570		UBS Group, AG^#	4,382,762

NUMBER OF SHARES			VALUE

129,125		Wells Fargo & Company~	$ 3,858,255

			67,387,962

		Health Care (6.4%)

38,500	CNY	Aier Eye Hospital Group Company, Ltd. - Class A	467,951

240,071		Alcon, Inc.^#	17,215,491

27,434	EUR	Bayer, AG	1,660,384

1,885		Biogen, Inc.#	532,720

6,700		Burning Rock Biotech, Ltd.#	202,139

21,760		Eli Lilly & Company	4,525,427

17,701	CNY	Hangzhou Tigermed Consulting Company, Ltd. - Class A	457,536

3,350	KRW	Hugel, Inc.#	586,333

23,580	BRL	Notre Dame Intermedica Participacoes, SA	407,265

85,000		Novo Nordisk, A/S^	5,916,000

50,000	HKD	Ping An Healthcare and Technology Company, Ltd.*^#	618,631

9,600		UnitedHealth Group, Inc.	3,202,368

101,000	HKD	Wuxi Biologics Cayman, Inc.*#	1,414,194

			37,206,439

		Industrials (7.2%)

37,029	EUR	Alstom, SA#	2,007,696

13,825		Boeing Company	2,684,677

25,525		Caterpillar, Inc.	4,666,991

144,300	BRL	Cia de Locacao das Americas	689,931

13,900	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	752,264

13,870		Cummins, Inc.	3,251,405

27,200	JPY	FANUC Corp.	7,101,079

242,500		General Electric Company	2,589,900

44,500		Gol Linhas Aereas Inteligentes, SA^#	385,815

37,700	JPY	Harmonic Drive Systems, Inc.^	2,816,795

53,000	TWD	Hiwin Technologies Corp.	747,604

45,694		McDermott International, Inc.#	46,608

83,123	CNY	Sany Heavy Industry Company, Ltd. - Class A	518,181

48,500	EUR	Schneider Electric, SE	7,098,491

41,000	HKD	Techtronic Industries Company, Ltd.	612,474

8,765		Union Pacific Corp.	1,730,825

18,635		United Parcel Service, Inc. - Class B	2,888,425

71,600	INR	Voltas, Ltd.	883,303

			41,472,464

		Information Technology (18.2%)

48,665		Advanced Micro Devices, Inc.#	4,167,671

2,795	EUR	Adyen, NV*#	5,838,825

86,400		Apple, Inc.^	11,401,344

15,260		ASML Holding, NV^	8,151,281

60,000	JPY	Canon, Inc.	1,327,290

32,600	JPY	Fujitsu, Ltd.	4,974,754

2,850		Globant, SA#	547,200

47,000	INR	HCL Technologies, Ltd.	587,480

46,051		Infosys, Ltd.	777,341

18,000	JPY	Keyence Corp.	9,663,859

171,000	HKD	Kingdee International Software Group Company, Ltd.#	684,987

23,075	BRL	Locaweb Servicos de Internet, SA*	431,101

45,000	TWD	MediaTek, Inc.	1,405,514

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF SHARES			VALUE

33,615		Micron Technology, Inc.^#	$2,631,046

49,250		Microsoft Corp.^~	11,424,030

3,370	KRW	NHN KCP Corp.#	175,830

580,000	EUR	Nokia Corp.#	2,787,241

4,085		NVIDIA Corp.	2,122,525

94,700	KRW	Samsung Electronics Company, Ltd.	6,923,230

1,105	KRW	Samsung SDI Company, Ltd.	721,897

4,300	CNY	Sangfor Technologies, Inc. - Class A	197,447

7,000	TWD	Silergy Corp.	652,734

11,200	KRW	SK Hynix, Inc.	1,222,822

1,240,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	26,205,406

			105,022,855

		Materials (4.6%)

101,900	EUR	ArcelorMittal, SA#	2,231,541

23,700	INR	Asian Paints, Ltd.	782,549

154,000	CAD	Barrick Gold Corp.	3,439,484

834,700		Cemex, SAB de CV#	4,782,831

72,500	EUR	CRH, PLC#	2,975,023

70,300	CAD	First Quantum Minerals, Ltd.	1,170,980

1,060	KRW	LG Chem, Ltd.	864,592

160,000	AUD	Newcrest Mining, Ltd.	3,041,031

3,465	KRW	POSCO	760,588

30,000	GBP	Rio Tinto, PLC	2,276,014

918,300	CAD	Yamana Gold, Inc.	4,287,195

			26,611,828

		Real Estate (0.5%)

710,500	PHP	Ayala Land, Inc.	554,965

32,553		Redfin Corp.^#	2,318,099

			2,873,064

		Utilities (1.2%)

45,801	EUR	Engie, SA#	712,558

10,500		Exelon Corp.^	436,380

331,450	EUR	Iberdrola, SA	4,487,562

4,735	EUR	Iberdrola, SA#	64,271

29,000	EUR	RWE, AG	1,245,790

1		Sempra Energy	83

			6,946,644

		TOTAL COMMON STOCKS (Cost $470,418,513)	416,948,833

WARRANTS (0.0%) #

		Energy (0.0%)

1,446		Denbury, Inc. 09/18/25, Strike $32.59	12,508

534		Denbury, Inc.^ 09/18/23, Strike $35.41	2,168

13,401		Mcdermott International, Ltd. 05/01/24, Strike $15.98	1

12,061		Mcdermott International, Ltd. 05/01/24, Strike $12.33	1

		TOTAL WARRANTS (Cost $84,971)	14,678

NUMBER OF SHARES		VALUE

PREFERRED STOCKS (0.2%)

	Communication Services (0.0%)

9,750	United States Cellular Corp. 6.250%, 09/01/69	$261,007

	Consumer Discretionary (0.1%)

1,598	Guitar Center, Inc.	180,518

1,774	Qurate Retail, Inc. 8.000%, 03/15/31	177,506

		358,024

	Energy (0.1%)

16,785	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	288,199

10,625	NuStar Energy, LP‡ 8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	213,031

11,500	NuStar Logistics, LP^‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	254,955

		756,185

	TOTAL PREFERRED STOCKS (Cost $1,604,528)	1,375,216

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (4.1%) #

	Communication Services (0.9%)

62	Alphabet, Inc.

11,329,632	Call, 01/21/22, Strike $1,500.00	2,720,560

255	Facebook, Inc.

6,587,415	Call, 06/18/21, Strike $250.00	793,687

56	Netflix, Inc.

2,981,384	Call, 01/21/22, Strike $600.00	356,860

190	Sea, Ltd.

4,117,490	Call, 01/21/22, Strike $200.00	1,077,775

400	Yandex, NV

2,505,600	Call, 08/20/21, Strike $75.00	168,000

		5,116,882

	Consumer Discretionary (0.2%)

	Alibaba Group Holding, Ltd.

225

5,711,175	Call, 07/16/21, Strike $235.00	911,250

20

507,660	Call, 03/19/21, Strike $270.00	20,350

225	Trip.com Group, Ltd.

716,175	Call, 03/19/21, Strike $36.00	19,013

		950,613

	Energy (0.1%)

	Lukoil, PJSC

345

2,441,721	Call, 06/18/21, Strike $80.00	101,775

165

1,167,780	Call, 06/18/21, Strike $76.00	70,125

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

2,200		Petroleo Brasileiro, SA

2,211,000		Call, 04/16/21, Strike $10.00	$226,600

			398,500

		Financials (0.0%)

2,000		Sberbank of Russia, PJSC

2,736,393		Call, 06/18/21, Strike $16.00	48,000

		Industrials (0.0%)

53	EUR	Schneider Electric, SE

639,209		Call, 12/17/21, Strike 130.00	51,519

		Information Technology (0.2%)

310		QUALCOMM, Inc.

4,844,680		Call, 06/18/21, Strike $165.00	401,450

25		Shopify, Inc.

2,746,475		Call, 01/21/22, Strike $920.00	797,250

			1,198,700

		Materials (0.1%)

1,795		Freeport-McMoRan, Inc.

4,830,345		Call, 08/20/21, Strike $29.00	682,100

1,300		Vale, SA

2,099,500		Call, 06/18/21, Strike $19.00	134,550

			816,650

		Other (2.6%)

790		Invesco QQQ Trust Series

24,850,240		Put, 03/19/21, Strike $320.00	1,378,155

2,952		iShares China Large-Cap ETF

14,571,072		Put, 03/19/21, Strike $52.00	1,047,960

870		iShares MSCI Emerging Markets

4,637,970		Put, 03/19/21, Strike $55.00	247,080

1,065		iShares MSCI South Korea ETF

9,382,650		Put, 03/19/21, Strike $92.00	750,825

		SPDR S&P 500 ETF Trust

4,150

153,579,050		Put, 01/21/22, Strike $340.00	11,063,900

335

12,397,345		Put, 03/19/21, Strike $375.00	570,840

			15,058,760

		TOTAL PURCHASED OPTIONS (Cost $17,075,603)	23,639,624

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (5.4%)

15,660,080	JPMorgan Prime Money Market Fund - Capital Class, 0.110%***	15,667,910

15,665,695	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.030%***	15,665,695

	TOTAL SHORT TERM INVESTMENTS (Cost $31,333,605)	31,333,605

VALUE

TOTAL INVESTMENTS (146.1%) (Cost $856,571,926)	$842,292,043

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-11.3%)	(65,000,000)

LIABILITIES, LESS OTHER ASSETS (-34.8%)	(200,751,338)

NET ASSETS (100.0%)	$576,540,705

NUMBER OF SHARES		VALUE

COMMON STOCKS SOLD SHORT (-2.9%) #

	Consumer Staples (-0.1%)

(10,826)	Energizer Holdings, Inc.	(474,612)

	Financials (-0.6%)

(20,833)	Assurant, Inc.	(2,822,246)

(34,000)	Equitable Holdings, Inc.	(842,520)

		(3,664,766)

	Industrials (-0.4%)

(39,660)	Colfax Corp.	(1,472,179)

(17,011)	Fortive Corp.	(1,124,087)

		(2,596,266)

	Information Technology (-1.0%)

(5,525)	Guidewire Software, Inc.	(633,938)

(35,500)	j2 Global, Inc.	(3,643,720)

(7,350)	Splunk, Inc.	(1,212,971)

		(5,490,629)

	Materials (-0.1%)

(6,452)	International Flavors &

	Fragrances, Inc.	(725,076)

	Utilities (-0.7%)

(9,000)	American Electric Power

	Company, Inc.	(728,190)

(28,700)	CenterPoint Energy, Inc.	(605,283)

(6,614)	Essential Utilities, Inc.	(306,228)

(12,120)	NextEra Energy, Inc.	(980,144)

(7,593)	Sempra Energy	(939,710)

(15,294)	South Jersey Industries, Inc.	(353,292)

		(3,912,847)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $14,512,604)	(16,864,196)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Japanese Yen	02/10/21	10,712,500	$102,279	$(514)

					$(514)

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $38,732,231.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2021.
&	Illiquid security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $28,210,638.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡‡	Perpetual maturity.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2021.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2021 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2021

	Value	% of Total Investments
US Dollar	$608,627,942	73.8%
European Monetary Unit	67,811,669	8.2%
Japanese Yen	32,382,050	3.9%
New Taiwan Dollar	29,011,258	3.5%
Hong Kong Dollar	18,137,725	2.2%
Indian Rupee	16,373,170	2.0%
Canadian Dollar	14,500,799	1.7%
South Korean Won	14,035,533	1.7%
British Pound Sterling	11,532,996	1.4%
Chinese Yuan Renminbi	4,184,791	0.5%
Australian Dollar	3,041,031	0.4%
Brazilian Real	1,910,832	0.2%
Polish Zloty	1,048,411	0.1%
Indonesian Rupiah	933,190	0.1%
South African Rand	707,926	0.1%
Mexican Peso	633,559	0.1%
Philippine Peso	554,965	0.1%
Total Investments Net of Common Stocks Sold Short	$825,427,847	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted ASU2017-08 as of January 1, 2020, with no material impact on the Fund’s financial statements.

In October 2020, FASB issued ASU No. 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 was issued to clarify how to amortize premiums for debt securities where there are bonds with multiple call dates. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the impact of this guidance within the Fund’s financial statements and has determined the adoption of ASU 2020-08 will have no impact on the Fund’s financial statements.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2021 was as follows*:

Cost basis of investments	$842,059,322
Gross unrealized appreciation	86,722,411
Gross unrealized depreciation	(103,353,886)
Net unrealized appreciation (depreciation)	$(16,631,475)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

  Note 4 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 2,600,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $65.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2021.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	860	$25	$21,500,000
Series B	9/06/24	4.00%	860	$25	$21,500,000
Series C	9/06/27	4.24%	880	$25	$22,000,000
				Total	$65,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Previously, the MRPS had been assigned a rating of “AA” by Fitch Ratings, Inc. (“Fitch”). As of December 17, 2020, Kroll Bond Rating Agency LLC (“Kroll”) replaced Fitch as the rating agency for the MRPS. The MRPS have been assigned a rating of ‘AA-’ by Kroll. If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by Kroll. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund, such as Kroll), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.